Income Tax (Tables)	12 Months Ended
Dec. 31, 2019
Major Components Of Tax Expense Income [Abstract]
Major Components of Income Tax Expenses

The major components of income tax expenses for the years ended December 31, 2019, 2018 and 2017 are:

	2019	2018	2017
	US$’000	US$’000	US$’000
Consolidated income statements
Current income tax:
Current income tax charge	1,699	4,068	4,785
Previously unrecognized tax loss used to reduce current income tax	—	(128)	(1,066)
Adjustments for current income tax of prior years	(16)	1	348
Total current income tax	1,683	3,941	4,067
Deferred tax expenses/(benefits):
Relating to origination and reversal of temporary differences	374	243	1,210
Relating to change in tax rate	—	—	—
Previously unrecognized tax loss used to reduce deferred tax expenses	—	(298)	(137)
Total deferred tax expenses/(benefits)	374	(55)	1,073
Income tax expense reported in the income statement	2,057	3,886	5,140

Consolidated statements of comprehensive income
Deferred tax related to items recognized in other comprehensive income during the year:
Change in the fair value of equity instrument measured at fair value through other comprehensive income
Recognized during the year	334	(84)	(16)
Effect of change in tax rate	—	—	—
Net loss on actuarial gains and losses
Recognized during the year	(345)	(82)	(154)
Effect of change in tax rate	—	—	—
Income tax benefits charged to other comprehensive (loss) income	(11)	(166)	(170)

Reconciliation of Statutory Tax Rate and Effective Tax Rate	The reconciliation of the statutory tax rate and the Company’s effective tax rate is as follows:

	2019	2018	2017
	US$’000	US$’000	US$’000
Profit before tax	1,106	11,332	18,668
Tax at statutory rate of 20% (2018: 20%; 2017: 20%)	221	2,266	3,734
Foreign income taxed at different rate	499	697	1,151
Expenses not deductible for tax purpose	221	(33)	600
Utilization of previously unrecognized tax losses	—	(128)	(1,066)
Tax benefit arising from previously unrecognized tax losses	—	(298)	(137)
Net deferred tax asset not recognized	949	679	78
Written-off deferred tax	218	(4)	10
Tax exempt on income	(144)	(135)	(245)
Uncertain tax position	(454)	11	(270)
Return to provision adjustment	(16)	1	348
Deferred tax liability arising from undistributed earnings	215	578	602
Withholding tax on dividends	355	270	349
Others	(7)	(18)	(14)
Income tax expense reported in income statement	2,057	3,886	5,140

Summary of Deferred Tax

Deferred tax relates to the following:

	Consolidated balance sheet		Consolidated income statement
	As of December 31,		For the year ended Decembers 31,
	2019	2018	2019	2018	2017
	US$’000	US$’000	US$’000	US$’000	US$’000
Outside basis differences	(3,829)	(3,614)	215	578	602
Revaluations of financial assets at fair value through other comprehensive income (2017: Revaluations of available-for-sale investment to fair value)	(679)	(345)	—	—	—
Accrued interest income	(181)	(154)	13	12	11
Unutilized building allowance (net)	(36)	(133)	(98)	(95)	11
Unused tax losses	546	644	119	(459)	455
Allowance for doubtful accounts	245	290	47	(97)	(25)
Inventory impairment	554	657	147	(236)	(161)
Rebates and other accrued liabilities	472	426	(46)	(38)	(6)
Unpaid retirement benefits	1,553	1,353	(81)	(54)	(62)
Deferred revenue and cost of sales	23	16	(6)	(14)	393
Actuarial loss	796	450	—	—	—
Unabsorbed depreciation	637	701	57	(55)	(45)
Mark-to-Market value of forward contract	—	28	28	(28)	—
Others	(301)	(325)	(21)	431	(100)
Deferred tax expenses / (benefits)			374	(55)	1,073
Net deferred tax assets	(200)	(6)

Disclosure Of Reconciliation Of Changes In Deferred Tax Liability Asset Explanatory

Reconciliation of deferred tax assets, net

	2019	2018	2017
	US$’000	US$’000	US$’000
Opening balance as of January 1	(6)	(132)	526
Tax benefit/(expenses) during the period recognized in profit or loss	(374)	55	(1,073)
Tax benefit/(expenses) during the period recognized in other comprehensive income	11	166	170
Exchange difference on translation foreign operations	169	(95)	245
Closing balance as of December 31	(200)	(6)	(132)

Year of Expiration and Amount of Available Unused Net Operating Losses

The Company has available unused net operating losses which arose in Thailand, China, Hong Kong, Singapore and Australia as of December 31, 2019 and 2018, that may be applied against future taxable income and that expire as follows respectively:

	As of December 31,
Year of expiration	2019	2018
	US$’000	US$’000
2019	—	784
2020	3,067	3,020
2021	5,246	5,121
2022	2,216	2,105
2023	4,855	4,760
2024	3,605	—
No expiration	1,591	972
	20,580	16,762

Reconciliation of Beginning and Ending Amounts of Uncertain Tax Position

A reconciliation of the beginning and ending amounts of uncertain tax position is as follows:

Change in Uncertain Tax Positions	2019	2018	2017
	US$’000	US$’000	US$’000
Balance as of January 1	674	706	828
Additions based on tax positions related to the current year	—	—	—
Decrease due to lapses in statute of limitations	(215)	—	(175)
Exchange difference	(8)	(32)	53
Balance as of December 31	451	674	706

Accrued Interest and Penalties on Uncertain Tax Position	The amount of related interest and penalties the Company has provided as of the dates listed below were:

	As of December 31,
	2019	2018	2017
	US$’000	US$’000	US$’000
Accrued interest on uncertain tax position	713	867	800
Accrued penalties on uncertain tax position	384	461	486
Total accrued interest and penalties on uncertain tax position	1,097	1,328	1,286